Stock Compensation Plans - Stock Option Transactions Under Various Stock-Based Employee Compensation Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding, Beginning Balance, Shares	1,099,877
Granted, Shares	104,000
Exercised, Shares	(361,618)	(554,049)	(470,029)
Forfeited, Shares	(5,400)
Outstanding, Ending Balance, Shares	836,859	1,099,877
Exercisable, Ending Balance, Shares	650,359
Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 44.00
Granted, Weighted Average Exercise Price	67.21
Exercised, Weighted-Average Exercise Price	37.15
Forfeited, Weighted Average Exercise Price	73.56
Outstanding, Ending Balance, Weighted Average Exercise Price	49.65	$ 44.00
Exercisable, Ending Balance, Weighted Average Exercise Price	$ 44.59
Outstanding, Ending balance, Weighted Average Remaining Contractual Term	5 years 4 months 2 days
Exercisable, Ending Balance, Weighted Average Remaining Contractual Term	4 years 5 months 5 days